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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 12-30-2011

Check here if Amendment [ ]; Amendment Number:
                                               ------------
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Thornmark Asset Management Inc.
Address:  119 Spadina Ave. # 701
          Toronto, Ontario, Canada
          M5V 2L1

Form 13F File Number: 28-
                         -------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Paul Spagnolo
Title:    Chief Operating Officer
Phone:    416-204-6220

Signature, Place, and Date of Signing:

   /s/ Paul Spagnolo           Toronto, Ontario               02-07-2012
------------------------- -------------------------- ---------------------------
     [Signature]                [City, State]                   [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

     Form 13F File Number        Name

     28-
        ---------------------    --------------------------

     [Repeat as necessary.]

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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:            0
                                         ----------

Form 13F Information Table Entry Total:      24
                                         ----------

Form 13F Information Table Value Total:     52668
                                         ----------
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     No.        Form 13F File Number    Name

                28-
     -----         -----------------    -----------------------

     [Repeat as necessary.]

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
30-DEC-11                                                   MARKET                   INVESTMENT  OTHER       VOTING
NAME OF ISSUER                 TITLE OF CLASS   CUSIP   VALUE (X$1000)  SHARES SH/PN DISCRETION MANAGERS AUTHORITY SOLE
------------------------------ -------------- --------- -------------- ------- ----- ---------- -------- --------------
Toronto-Dominion Bank/The                 COM 891160509      $7,723.61 103,243    SH       Sole                 103,243
Intel Corp                                COM 458140100      $6,346.95 261,730    SH       Sole                 261,730
Canadian Imperial Bank of Comm            COM 136069101      $4,604.54  63,625    SH       Sole                  63,625
MI Developments Inc                       COM 55304X104      $4,342.88 135,800    SH       Sole                 135,800
Teva Pharmaceutical Industries            COM 881624209      $4,027.93  99,800    SH       Sole                  99,800
Royal Gold Inc                            COM 780287108      $2,738.13  40,607    SH       Sole                  40,607
Altria Group Inc                          COM 02209S103      $2,383.86  80,400    SH       Sole                  80,400
Devon Energy Corp                         COM 25179M103      $2,368.40  38,200    SH       Sole                  38,200
General Electric Co                       COM 369604103      $2,321.14 129,600    SH       Sole                 129,600
Suncor Energy Inc                         COM 867224107      $2,171.76  75,330    SH       Sole                  75,330
Eli Lilly & Co                            COM 532457108      $1,870.20  45,000    SH       Sole                  45,000
Air Products & Chemicals Inc              COM 009158106      $1,720.84  20,200    SH       Sole                  20,200
Apple Inc                                 COM 037833100      $1,660.50   4,100    SH       Sole                   4,100
CBS Corp                                 CL B 124857202      $1,376.00  50,700    SH       Sole                  50,700
Enerplus Corp                             COM 292766102      $1,364.75  53,900    SH       Sole                  53,900
Health Care Select Sector SPDR            COM 81369Y209      $1,269.65  36,600    SH       Sole                  36,600
Consumer Staples Select Sector            COM 81369Y308        $844.74  26,000    SH       Sole                  26,000
Honeywell International Inc               COM 438516106        $826.12  15,200    SH       Sole                  15,200
Utilities Select Sector SPDR F            COM 81369Y886        $726.80  20,200    SH       Sole                  20,200
CVS Caremark Corp                         COM 126650100        $505.67  12,400    SH       Sole                  12,400
Union Pacific Corp                        COM 907818108        $444.95   4,200    SH       Sole                   4,200
Deere & Co                                COM 244199105        $425.43   5,500    SH       Sole                   5,500
CGI Group Inc                    CL A SUB VTG 39945C109        $366.35  19,435    SH       Sole                  19,435
Westport Innovations Inc                  COM 960908309        $237.40   7,142    SH       Sole                   7,142